Nationwide Loomis All Cap Growth Fund Investment Objectives and Goals - Nationwide Loomis All Cap Growth Fund	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary: Nationwide Loomis All Cap Growth Fund
Objective [Heading]	Objective
Objective, Primary [Text Block]	The Nationwide Loomis All Cap Growth Fund seeks to provide long-term capital growth.